Partners' Capital (Summary Of Quarterly Cash Distributions Declarations, Payments And Scheduled Payments) (Details) - $ / shares	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Partners' Capital [Abstract]
Declaration Date	Jan. 21, 2016	Oct. 22, 2015
Record Date	Feb. 05, 2015	Nov. 06, 2015
Payment Date	Feb. 12, 2016	Nov. 13, 2015
Quarterly Distribution	$ 0.4025	$ 0.40